CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 49		$ 146
Ordinary shares, par value per share		0.04		0.04
Ordinary shares, shares authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, shares issued	11,641,758	11,641,758	10,873,558	10,873,558
Ordinary shares, shares outstanding	11,641,758	11,641,758	10,873,558	10,873,558